PROPERTY, PLANT AND EQUIPMENT, NET - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment, beginning balance	$ 7,637,687	$ 6,261,887
Acquisition of business		904,780
Translation differences	(275,211)	338
Additions	1,654,069	1,078,185
Disposals / Consumptions	(40,940)	(41,820)
Indexation	21,626	10,626
Transfers	(2,852)	(3,117)
Depreciation charge	(613,224)	(573,192)
Property, plant and equipment, ending balance	8,381,155	7,637,687
Mexico
Property, plant and equipment
Additions	966,000
Right-of-use assets
Property, plant and equipment
Property, plant and equipment, beginning balance	200,120	210,144
Acquisition of business		20,432
Translation differences	(2,631)	(869)
Additions	13,850	16,061
Disposals / Consumptions	(2,658)	(104)
Indexation	21,626	10,626
Transfers	(609)	0
Depreciation charge	(52,518)	(56,170)
Property, plant and equipment, ending balance	177,180	200,120
Cost
Property, plant and equipment
Property, plant and equipment, beginning balance	15,803,559	13,869,608
Property, plant and equipment, ending balance	16,991,603	15,803,559
Cost | Right-of-use assets
Property, plant and equipment
Property, plant and equipment, beginning balance	438,596	395,620
Property, plant and equipment, ending balance	371,560	438,596
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance	(8,165,872)	(7,607,721)
Property, plant and equipment, ending balance	(8,610,448)	(8,165,872)
Accumulated depreciation | Right-of-use assets
Property, plant and equipment
Property, plant and equipment, beginning balance	(238,476)	(185,476)
Property, plant and equipment, ending balance	(194,380)	(238,476)
Land | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	774,052	607,971
Acquisition of business		93,842
Translation differences	(21,382)	(41)
Additions	24,619	70,415
Disposals / Consumptions	0	(2,314)
Indexation	0	0
Transfers	3,390	4,179
Depreciation charge	0	0
Property, plant and equipment, ending balance	780,679	774,052
Land | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	774,052	607,971
Property, plant and equipment, ending balance	780,679	774,052
Land | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0
Buildings and improvements | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	2,245,153	2,078,116
Acquisition of business		170,609
Translation differences	(41,246)	358
Additions	22,373	5,333
Disposals / Consumptions	(2,604)	(409)
Indexation	0	0
Transfers	475,523	139,552
Depreciation charge	(179,100)	(148,406)
Property, plant and equipment, ending balance	2,520,099	2,245,153
Buildings and improvements | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	4,407,345	4,091,108
Property, plant and equipment, ending balance	4,824,531	4,407,345
Buildings and improvements | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	(2,162,192)	(2,012,992)
Property, plant and equipment, ending balance	(2,304,432)	(2,162,192)
Production equipment | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	3,051,801	2,620,817
Acquisition of business		407,931
Translation differences	(135,103)	1,810
Additions	19,222	24,861
Disposals / Consumptions	0	(388)
Indexation	0	0
Transfers	404,380	343,301
Depreciation charge	(354,490)	(346,531)
Property, plant and equipment, ending balance	2,985,810	3,051,801
Production equipment | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	8,514,780	7,744,607
Property, plant and equipment, ending balance	8,783,691	8,514,780
Production equipment | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	(5,462,979)	(5,123,790)
Property, plant and equipment, ending balance	(5,797,881)	(5,462,979)
Vehicles, furniture and fixtures | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	73,905	54,870
Acquisition of business		10,880
Translation differences	(4,142)	53
Additions	1,706	2,903
Disposals / Consumptions	(970)	(952)
Indexation	0	0
Transfers	45,558	27,825
Depreciation charge	(27,005)	(21,674)
Property, plant and equipment, ending balance	89,052	73,905
Vehicles, furniture and fixtures | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	344,859	309,469
Property, plant and equipment, ending balance	371,532	344,859
Vehicles, furniture and fixtures | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	(270,954)	(254,599)
Property, plant and equipment, ending balance	(282,480)	(270,954)
Work in progress | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	1,121,004	547,102
Acquisition of business		173,100
Translation differences	(65,626)	(790)
Additions	1,527,992	921,175
Disposals / Consumptions	(2,366)	(1,861)
Indexation	0	0
Transfers	(932,037)	(517,722)
Depreciation charge	0	0
Property, plant and equipment, ending balance	1,648,967	1,121,004
Work in progress | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	1,121,004	547,102
Property, plant and equipment, ending balance	1,648,967	1,121,004
Work in progress | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0
Spare parts | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	171,652	142,867
Acquisition of business		27,986
Translation differences	(5,081)	(183)
Additions	44,307	37,437
Disposals / Consumptions	(32,342)	(35,792)
Indexation	0	0
Transfers	943	(252)
Depreciation charge	(111)	(411)
Property, plant and equipment, ending balance	179,368	171,652
Spare parts | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	202,923	173,731
Property, plant and equipment, ending balance	210,643	202,923
Spare parts | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	(31,271)	(30,864)
Property, plant and equipment, ending balance	$ (31,275)	$ (31,271)